UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22660

Hatteras Variable Trust

8540 Colonnade Center Drive
Suite 401
Raleigh, NC 27615

David Perkins
8540 Colonnade Center Drive
Suite 401
Raleigh, NC 27615

Registrant's telephone number, including area code: 1-919-846-2324

Date of fiscal year end: 12/31

Date of reporting period: July 1, 2012 – April 26, 2013

Item 1. Proxy Voting Record.

Hatteras Alpha Hedged Strategies Variable Fund

The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Hatteras Variable Trust

By (Signature and Title)*   /s/ David Perkins
David Perkins
President

Date	June 21, 2013